Document And Entity Information	Mar. 26, 2021
Document Information [Line Items]
Entity, Registrant Name	Guaranty Federal Bancshares, Inc.
Document, Type	8-K
Document, Period End Date	Mar. 26, 2021
Entity, Incorporation, State or Country Code	DE
Entity, File Number	0-23325
Entity, Tax Identification Number	43-1792717
Entity, Address, Address Line One	2144 E Republic Road
Entity, Address, City or Town	Springfield
Entity, Address, State or Province	MO
Entity, Address, Postal Zip Code	65804
City Area Code	833
Local Phone Number	875-2492
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.10 per share
Trading Symbol	GFED
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001046203